Shareholders’ Equity - Schedule of Restricted Shares Units (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Restricted Shares Units [Abstract]
Number of restricted share units outstanding, Beginning balance	742,300	1,492,100
Weighted average grant date fair value, Beginning balance	$ 2	$ 2
Aggregate intrinsic value, Beginning balance	$ 640,976	$ 1,611,468
Number of restricted share units outstanding, Forfeited		(7,500)
Weighted average grant date fair value, Forfeited	$ 2	$ 2
Number of restricted share units outstanding, Ending balance	742,300	1,484,600
Weighted average grant date fair value, Ending balance	$ 2	$ 2
Aggregate intrinsic value, Ending balance	$ 653,224	$ 1,187,680